Award Timing Disclosure	12 Months Ended
Mar. 31, 2025 USD ($) shares $ / shares
Awards Close in Time to MNPI Disclosures [Table]
Award Timing MNPI Disclosure

The Board of Directors and the Compensation Committee typically grant equity awards during regularly scheduled meetings. The timing of this approval would be dependent on the events of regular appraisal cycle, mid-year promotions, new- hires and / or any extraordinary circumstances. The Board of Directors and the Compensation Committee do not take material nonpublic information into account when determining the timing and terms of equity awards. The Company has not timed the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation.

SEC rules require the Company to disclose the following information for stock option awards to the NEOs in the period beginning four business days before and one business day following the Company’s Form 8-K filed on June 11, 2024.

Name	Grant Date	Number of securities underly the award	Exercise price of the award ($/SH)	Grant date fair value of the award

Percentage change
in the closing
market price of
the securities underlying
the award between
the trading day ending
immediately prior to
the disclosure of
material nonpublic
information
(June 10, 2024) and
the trading day beginning

immediately following
the disclosure of
material nonpublic
information
(June 12,
2024)

Sudhir Appukuttan Panikassery	06/08/2024	5,151,005	0.0001	7,313,912	-0.7%

Award Timing Method	The timing of this approval would be dependent on the events of regular appraisal cycle, mid-year promotions, new- hires and / or any extraordinary circumstances.
Award Timing Predetermined	true
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	The Board of Directors and the Compensation Committee typically grant equity awards during regularly scheduled meetings. The timing of this approval would be dependent on the events of regular appraisal cycle, mid-year promotions, new- hires and / or any extraordinary circumstances. The Board of Directors and the Compensation Committee do not take material nonpublic information into account when determining the timing and terms of equity awards. The Company has not timed the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation.
MNPI Disclosure Timed for Compensation Value	false
Awards Close in Time to MNPI Disclosures, Table

SEC rules require the Company to disclose the following information for stock option awards to the NEOs in the period beginning four business days before and one business day following the Company’s Form 8-K filed on June 11, 2024.

Name	Grant Date	Number of securities underly the award	Exercise price of the award ($/SH)	Grant date fair value of the award

Percentage change
in the closing
market price of
the securities underlying
the award between
the trading day ending
immediately prior to
the disclosure of
material nonpublic
information
(June 10, 2024) and
the trading day beginning

immediately following
the disclosure of
material nonpublic
information
(June 12,
2024)

Sudhir Appukuttan Panikassery	06/08/2024	5,151,005	0.0001	7,313,912	-0.7%

Sudhir Appukuttan Panikassery [Member]
Awards Close in Time to MNPI Disclosures [Table]
Name	Sudhir Appukuttan Panikassery
Underlying Securities | shares	5,151,005
Exercise Price | $ / shares	$ 0.0001
Fair Value as of Grant Date | $	$ 7,313,912
Underlying Security Market Price Change	(0.007)